GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 14,714	$ 14,550	$ 8,815
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,634	6,553
Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	5,244	5,218
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,404	1,357
Renewable Power
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	970	977
Asset management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	368	328
Other
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 94	$ 117